TIAA-CREF LIFESTYLE FUNDS - Lifestyle Income Fund

		TIAA-CREF LIFESTYLE FUNDS
		LIFESTYLE INCOME FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		February 28, 2022
SHARES	SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—100.2%a
FIXED INCOME—40.1%
1,980,188		TIAA-CREF Core Bond Fund	$20,257,323
1,969,872		TIAA-CREF Core Plus Bond Fund	20,230,590
		TOTAL FIXED INCOME	40,487,913
INTERNATIONAL EQUITY—6.9%
31,666		Nuveen International Growth Fund	1,506,033
100,069		TIAA-CREF Emerging Markets Equity Fund	880,607
165,042		TIAA-CREF International Equity Fund	2,087,778
98,684		TIAA-CREF International Opportunities Fund	1,519,735
92,856		TIAA-CREF Quant International Small-Cap Equity Fund	1,000,056
		TOTAL INTERNATIONAL EQUITY	6,994,209
SHORT-TERM FIXED INCOME—40.3%
3,965,070		TIAA-CREF Short-Term Bond Fund	40,602,312
		TOTAL SHORT-TERM FIXED INCOME	40,602,312
U.S. EQUITY—12.9%
34,361		Nuveen Dividend Growth Fund	1,847,614
133,211		Nuveen Dividend Value Fund	2,019,485
91,643		Nuveen Growth Opportunities ETF	2,060,135
118,181		TIAA-CREF Growth & Income Fund	1,862,537
98,975		TIAA-CREF Large-Cap Growth Fund	2,059,671
96,309		TIAA-CREF Large-Cap Value Fund	2,020,555
29,887		TIAA-CREF Quant Small-Cap Equity Fund	533,182
43,980		TIAA-CREF Quant Small/Mid-Cap Equity Fund	627,588
		TOTAL U.S. EQUITY	13,030,767
		TOTAL AFFILIATED INVESTMENT COMPANIES	101,115,201
		(Cost $100,641,734)
		TOTAL INVESTMENTS—100.2%	101,115,201
		(Cost $100,641,734)
		OTHER ASSETS & LIABILITIES, NET—(0.2)%	(183,867)
		NET ASSETS—100.0%	$100,931,334
	ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

TIAA-CREF LIFESTYLE FUNDS - Lifestyle Conservative Fund

		TIAA-CREF LIFESTYLE FUNDS
		LIFESTYLE CONSERVATIVE FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		February 28, 2022
SHARES	SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—40.1%
3,619,703		TIAA-CREF Core Bond Fund	$37,029,565
10,800,954		TIAA-CREF Core Plus Bond Fund	110,925,796
		TOTAL FIXED INCOME	147,955,361
INTERNATIONAL EQUITY—13.9%
230,756		Nuveen International Growth Fund	10,974,736
731,017		TIAA-CREF Emerging Markets Equity Fund	6,432,954
1,204,601		TIAA-CREF International Equity Fund	15,238,202
715,963		TIAA-CREF International Opportunities Fund	11,025,834
684,011		TIAA-CREF Quant International Small-Cap Equity Fund	7,366,793
		TOTAL INTERNATIONAL EQUITY	51,038,519
SHORT-TERM FIXED INCOME—20.1%
7,253,067		TIAA-CREF Short-Term Bond Fund	74,271,403
		TOTAL SHORT-TERM FIXED INCOME	74,271,403
U.S. EQUITY—25.8%
250,723		Nuveen Dividend Growth Fund	13,481,371
973,787		Nuveen Dividend Value Fund	14,762,610
671,359		Nuveen Growth Opportunities ETF	15,092,150
863,773		TIAA-CREF Growth & Income Fund	13,613,069
724,081		TIAA-CREF Large-Cap Growth Fund	15,068,116
704,547		TIAA-CREF Large-Cap Value Fund	14,781,398
218,123		TIAA-CREF Quant Small-Cap Equity Fund	3,891,320
321,058		TIAA-CREF Quant Small/Mid-Cap Equity Fund	4,581,503
		TOTAL U.S. EQUITY	95,271,537

		TOTAL AFFILIATED INVESTMENT COMPANIES	368,536,820
		(Cost $359,422,343)
		TOTAL INVESTMENTS—99.9%	368,536,820
		(Cost $359,422,343)
		OTHER ASSETS & LIABILITIES, NET—0.1%	292,871
		NET ASSETS—100.0%	$368,829,691
	ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

TIAA-CREF LIFESTYLE FUNDS - Lifestyle Moderate Fund

		TIAA-CREF LIFESTYLE FUNDS
		LIFESTYLE MODERATE FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		February 28, 2022
SHARES	SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—40.2%
24,077,618		TIAA-CREF Core Plus Bond Fund	$247,277,140
		TOTAL FIXED INCOME	247,277,140
INTERNATIONAL EQUITY—20.8%
579,327		Nuveen International Growth Fund	27,552,782
1,837,594		TIAA-CREF Emerging Markets Equity Fund	16,170,830
3,025,607		TIAA-CREF International Equity Fund	38,273,928
1,795,778		TIAA-CREF International Opportunities Fund	27,654,974
1,711,696		TIAA-CREF Quant International Small-Cap Equity Fund	18,434,966
		TOTAL INTERNATIONAL EQUITY	128,087,480
U.S. EQUITY—38.9%
632,396		Nuveen Dividend Growth Fund	34,003,918
2,446,285		Nuveen Dividend Value Fund	37,085,685
1,683,320		Nuveen Growth Opportunities ETF	37,841,034
2,165,994		TIAA-CREF Growth & Income Fund	34,136,066
1,816,248		TIAA-CREF Large-Cap Growth Fund	37,796,111
1,767,736		TIAA-CREF Large-Cap Value Fund	37,087,100
547,350		TIAA-CREF Quant Small-Cap Equity Fund	9,764,725
807,165		TIAA-CREF Quant Small/Mid-Cap Equity Fund	11,518,242
		TOTAL U.S. EQUITY	239,232,881

		TOTAL AFFILIATED INVESTMENT COMPANIES	614,597,501
		(Cost $586,846,468)
		TOTAL INVESTMENTS—99.9%	614,597,501
		(Cost $586,846,468)
		OTHER ASSETS & LIABILITIES, NET—0.1%	781,850
		NET ASSETS—100.0%	$615,379,351
	ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

TIAA-CREF LIFESTYLE FUNDS - Lifestyle Growth Fund

		TIAA-CREF LIFESTYLE FUNDS
		LIFESTYLE GROWTH FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		February 28, 2022
SHARES	SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—20.1%
6,388,902		TIAA-CREF Core Plus Bond Fund	$65,614,027
		TOTAL FIXED INCOME	65,614,027
INTERNATIONAL EQUITY—27.8%
408,294		Nuveen International Growth Fund	19,418,478
1,300,390		TIAA-CREF Emerging Markets Equity Fund	11,443,432
2,134,488		TIAA-CREF International Equity Fund	27,001,270
1,269,552		TIAA-CREF International Opportunities Fund	19,551,097
1,214,881		TIAA-CREF Quant International Small-Cap Equity Fund	13,084,269
		TOTAL INTERNATIONAL EQUITY	90,498,546
U.S. EQUITY—52.0%
446,142		Nuveen Dividend Growth Fund	23,989,070
1,726,095		Nuveen Dividend Value Fund	26,167,596
1,189,757		Nuveen Growth Opportunities ETF	26,745,737
1,538,783		TIAA-CREF Growth & Income Fund	24,251,217
1,283,527		TIAA-CREF Large-Cap Growth Fund	26,710,193
1,249,842		TIAA-CREF Large-Cap Value Fund	26,221,681
388,574		TIAA-CREF Quant Small-Cap Equity Fund	6,932,158
572,524		TIAA-CREF Quant Small/Mid-Cap Equity Fund	8,169,914
		TOTAL U.S. EQUITY	169,187,566

		TOTAL AFFILIATED INVESTMENT COMPANIES	325,300,139
		(Cost $305,309,015)
		TOTAL INVESTMENTS—99.9%	325,300,139
		(Cost $305,309,015)
		OTHER ASSETS & LIABILITIES, NET—0.1%	251,461
		NET ASSETS—100.0%	$325,551,600
	ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

TIAA-CREF LIFESTYLE FUNDS - Lifestyle Aggressive Growth Fund

		TIAA-CREF LIFESTYLE FUNDS
		LIFESTYLE AGGRESSIVE GROWTH FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		February 28, 2022
SHARES	SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—100.1%a
INTERNATIONAL EQUITY—34.9%
375,328		Nuveen International Growth Fund	$17,850,622
1,191,956		TIAA-CREF Emerging Markets Equity Fund	10,489,210
1,960,717		TIAA-CREF International Equity Fund	24,803,067
1,168,092		TIAA-CREF International Opportunities Fund	17,988,624
1,111,768		TIAA-CREF Quant International Small-Cap Equity Fund	11,973,739
		TOTAL INTERNATIONAL EQUITY	83,105,262
U.S. EQUITY—65.2%
409,411		Nuveen Dividend Growth Fund	22,014,054
1,585,074		Nuveen Dividend Value Fund	24,029,715
1,091,630		Nuveen Growth Opportunities ETF	24,539,842
1,411,121		TIAA-CREF Growth & Income Fund	22,239,268
1,178,012		TIAA-CREF Large-Cap Growth Fund	24,514,429
1,147,953		TIAA-CREF Large-Cap Value Fund	24,084,046
356,004		TIAA-CREF Quant Small-Cap Equity Fund	6,351,120
524,046		TIAA-CREF Quant Small/Mid-Cap Equity Fund	7,478,142
		TOTAL U.S. EQUITY	155,250,616
		TOTAL AFFILIATED INVESTMENT COMPANIES	238,355,878
		(Cost $220,729,740)
		TOTAL INVESTMENTS—100.1%	238,355,878
		(Cost $220,729,740)
		OTHER ASSETS & LIABILITIES, NET—(0.1)%	(150,365)
		NET ASSETS—100.0%	$238,205,513
	ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

TIAA-CREF LIFESTYLE FUNDS - Notes to schedules of investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

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Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

As of February 28, 2022, all of the investments in the Funds were valued based on Level 1 inputs.

A13441-B (4/22)